Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2019-C51
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C51

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001VAQ3	2.276000%	22,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001VAR1	3.039000%	45,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001VAS9	3.160000%	29,432,000.00	16,947,758.55	486,596.93	44,629.10	0.00	0.00	531,226.03	16,461,161.62	34.16%	30.00%
A-3	95001VAT7	3.055000%	200,000,000.00	188,584,827.47	0.00	480,105.54	0.00	0.00	480,105.54	188,584,827.47	34.16%	30.00%
A-4	95001VAU4	3.311000%	213,326,000.00	213,326,000.00	0.00	588,601.99	0.00	0.00	588,601.99	213,326,000.00	34.16%	30.00%
A-S	95001VAX8	3.584000%	62,005,000.00	62,005,000.00	0.00	185,188.27	0.00	0.00	185,188.27	62,005,000.00	24.40%	21.50%
B	95001VAY6	3.836000%	36,474,000.00	36,474,000.00	0.00	116,595.22	0.00	0.00	116,595.22	36,474,000.00	18.66%	16.50%
C	95001VAZ3	4.289000%	31,915,000.00	31,915,000.00	0.00	114,069.53	0.00	0.00	114,069.53	31,915,000.00	13.64%	12.13%
D	95001VAC4	3.000000%	11,489,000.00	11,489,000.00	0.00	28,722.50	0.00	0.00	28,722.50	11,489,000.00	11.83%	10.55%
E-RR	95001VAF7	4.595159%	25,897,000.00	25,897,000.00	0.00	99,167.36	0.00	0.00	99,167.36	25,897,000.00	7.75%	7.00%
F-RR	95001VAH3	4.595159%	18,237,000.00	18,237,000.00	0.00	69,834.93	0.00	0.00	69,834.93	18,237,000.00	4.88%	4.50%
G-RR	95001VAK6	4.595159%	7,295,000.00	7,295,000.00	0.00	27,934.74	0.00	0.00	27,934.74	7,295,000.00	3.74%	3.50%
H-RR	95001VAM2	4.595159%	25,532,090.00	23,738,662.01	0.00	77,207.69	0.00	0.00	77,207.69	23,738,662.01	0.00%	0.00%
R	95001VAN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			729,480,090.00	635,909,248.03	486,596.93	1,832,056.87	0.00	0.00	2,318,653.80	635,422,651.10

X-A	95001VAV2	1.405529%	510,636,000.00	418,858,586.02	0.00	490,598.25	0.00	0.00	490,598.25	418,371,989.09
X-B	95001VAW0	0.768115%	130,394,000.00	130,394,000.00	0.00	83,464.63	0.00	0.00	83,464.63	130,394,000.00
X-D	95001VAA8	1.595159%	11,489,000.00	11,489,000.00	0.00	15,272.32	0.00	0.00	15,272.32	11,489,000.00
Notional SubTotal			652,519,000.00	560,741,586.02	0.00	589,335.20	0.00	0.00	589,335.20	560,254,989.09

Deal Distribution Total					486,596.93	2,421,392.07	0.00	0.00	2,907,989.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001VAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001VAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001VAS9	575.82762130	16.53292097	1.51634615	0.00000000	0.00000000	0.00000000	0.00000000	18.04926712	559.29470033
A-3	95001VAT7	942.92413735	0.00000000	2.40052770	0.00000000	0.00000000	0.00000000	0.00000000	2.40052770	942.92413735
A-4	95001VAU4	1,000.00000000	0.00000000	2.75916667	0.00000000	0.00000000	0.00000000	0.00000000	2.75916667	1,000.00000000
A-S	95001VAX8	1,000.00000000	0.00000000	2.98666672	0.00000000	0.00000000	0.00000000	0.00000000	2.98666672	1,000.00000000
B	95001VAY6	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
C	95001VAZ3	1,000.00000000	0.00000000	3.57416669	0.00000000	0.00000000	0.00000000	0.00000000	3.57416669	1,000.00000000
D	95001VAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001VAF7	1,000.00000000	0.00000000	3.82929915	0.00000000	0.00000000	0.00000000	0.00000000	3.82929915	1,000.00000000
F-RR	95001VAH3	1,000.00000000	0.00000000	3.82929923	0.00000000	0.00000000	0.00000000	0.00000000	3.82929923	1,000.00000000
G-RR	95001VAK6	1,000.00000000	0.00000000	3.82929952	0.00000000	0.00000000	0.00000000	0.00000000	3.82929952	1,000.00000000
H-RR	95001VAM2	929.75788547	0.00000000	3.02394712	0.53637403	8.27436806	0.00000000	0.00000000	3.02394712	929.75788547
R	95001VAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001VAV2	820.26842216	0.00000000	0.96075923	0.00000000	0.00000000	0.00000000	0.00000000	0.96075923	819.31549889
X-B	95001VAW0	1,000.00000000	0.00000000	0.64009563	0.00000000	0.00000000	0.00000000	0.00000000	0.64009563	1,000.00000000
X-D	95001VAA8	1,000.00000000	0.00000000	1.32929933	0.00000000	0.00000000	0.00000000	0.00000000	1.32929933	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,629.10	0.00	44,629.10	0.00	0.00	0.00	44,629.10	0.00
A-3	07/01/26 - 07/30/26	30	0.00	480,105.54	0.00	480,105.54	0.00	0.00	0.00	480,105.54	0.00
A-4	07/01/26 - 07/30/26	30	0.00	588,601.99	0.00	588,601.99	0.00	0.00	0.00	588,601.99	0.00
X-A	07/01/26 - 07/30/26	30	0.00	490,598.25	0.00	490,598.25	0.00	0.00	0.00	490,598.25	0.00
X-B	07/01/26 - 07/30/26	30	0.00	83,464.63	0.00	83,464.63	0.00	0.00	0.00	83,464.63	0.00
X-D	07/01/26 - 07/30/26	30	0.00	15,272.32	0.00	15,272.32	0.00	0.00	0.00	15,272.32	0.00
A-S	07/01/26 - 07/30/26	30	0.00	185,188.27	0.00	185,188.27	0.00	0.00	0.00	185,188.27	0.00
B	07/01/26 - 07/30/26	30	0.00	116,595.22	0.00	116,595.22	0.00	0.00	0.00	116,595.22	0.00
C	07/01/26 - 07/30/26	30	0.00	114,069.53	0.00	114,069.53	0.00	0.00	0.00	114,069.53	0.00
D	07/01/26 - 07/30/26	30	0.00	28,722.50	0.00	28,722.50	0.00	0.00	0.00	28,722.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	99,167.36	0.00	99,167.36	0.00	0.00	0.00	99,167.36	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	69,834.93	0.00	69,834.93	0.00	0.00	0.00	69,834.93	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	27,934.74	0.00	27,934.74	0.00	0.00	0.00	27,934.74	0.00
H-RR	07/01/26 - 07/30/26	30	196,813.50	90,902.44	0.00	90,902.44	13,694.75	0.00	0.00	77,207.69	211,261.91
Totals			196,813.50	2,435,086.82	0.00	2,435,086.82	13,694.75	0.00	0.00	2,421,392.07	211,261.91

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	Additional Information
Total Available Distribution Amount (1)	2,907,989.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,446,014.37	Master Servicing Fee	4,259.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,966.85
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	273.79
ARD Interest	0.00	Operating Advisor Fee	972.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	164.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,446,014.37	Total Fees	10,927.58

Principal		Expenses/Reimbursements
Scheduled Principal	486,596.93	Reimbursement for Interest on Advances	76.69
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,618.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	486,596.93	Total Expenses/Reimbursements	13,694.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,421,392.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	486,596.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,907,989.00
Total Funds Collected	2,932,611.30	Total Funds Distributed	2,932,611.33

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	635,909,248.03	635,909,248.03	Beginning Certificate Balance	635,909,248.03
(-) Scheduled Principal Collections	486,596.93	486,596.93	(-) Principal Distributions	486,596.93
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	635,422,651.10	635,422,651.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	635,931,735.84	635,931,735.84	Ending Certificate Balance	635,422,651.10
Ending Actual Collateral Balance	635,422,651.10	635,422,651.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP
2,000,000 or less	5	8,336,699.04	1.31%	32	4.9977	1.880831	1.30 or less	11	92,789,574.17	14.60%	33	4.8441	0.911719
2,000,001 to 3,000,000	4	9,290,297.14	1.46%	33	4.9891	1.639290	1.31 to 1.40	3	62,181,256.11	9.79%	33	3.9607	1.342126
3,000,001 to 4,000,000	7	24,652,564.26	3.88%	34	4.6707	1.962063	1.41 to 1.50	3	13,384,625.71	2.11%	34	4.6391	1.463745
4,000,001 to 5,000,000	4	17,851,791.77	2.81%	32	5.1239	1.394080	1.51 to 1.60	1	9,689,113.97	1.52%	32	5.1000	1.588200
5,000,001 to 6,000,000	5	26,736,080.64	4.21%	34	4.7683	1.942107	1.61 to 1.70	3	32,815,147.99	5.16%	33	5.0450	1.697420
6,000,001 to 7,000,000	1	6,470,620.35	1.02%	34	5.2200	3.297800	1.71 to 1.80	4	19,281,635.98	3.03%	34	4.8219	1.750467
7,000,001 to 8,000,000	2	14,551,376.03	2.29%	33	5.1240	1.489566	1.81 to 1.90	3	12,424,126.10	1.96%	34	4.5096	1.826469
8,000,001 to 9,000,000	1	8,616,747.14	1.36%	34	4.5500	1.448100	1.91 to 2.00	3	68,595,378.91	10.80%	33	4.7722	1.940618
9,000,001 to 10,000,000	1	9,689,113.97	1.52%	32	5.1000	1.588200	2.01 to 2.50	8	178,119,442.25	28.03%	34	4.3348	2.087978
10,000,001 to 15,000,000	6	73,975,386.75	11.64%	33	4.6493	1.925925	2.51 to 3.50	9	123,124,264.79	19.38%	34	4.0767	3.000881
15,000,001 to 20,000,000	3	51,220,870.72	8.06%	33	4.6914	1.635717	3.51 or greater	1	12,500,000.00	1.97%	31	5.0000	4.402000
20,000,001 to 30,000,000	5	124,513,018.17	19.60%	34	4.4617	1.973415	Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
30,000,001 to 70,000,000	4	178,000,000.00	28.01%	33	4.0969	2.259402
70,000,001 or greater	1	71,000,000.00	11.17%	34	4.1920	2.022500
Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	10,518,085.12	1.66%	34	4.9900	NAP
							Defeased	9	10,518,085.12	1.66%	34	4.9900	NAP
Arizona	8	78,360,606.07	12.33%	33	4.7370	1.697021
							Industrial	4	1,748,714.96	0.28%	34	4.1390	2.576100
California	14	130,862,735.29	20.59%	34	4.4059	2.474820
							Lodging	4	29,869,361.64	4.70%	33	4.9162	2.191643
Colorado	1	2,459,859.05	0.39%	34	4.1390	2.576100
							Mixed Use	2	30,900,740.98	4.86%	34	4.7937	1.769420
Florida	8	40,414,107.54	6.36%	33	4.3566	2.027829
							Mobile Home Park	14	14,402,163.60	2.27%	33	4.9751	1.773327
Georgia	3	8,064,442.93	1.27%	32	4.5425	2.215414
							Multi-Family	2	28,273,641.79	4.45%	34	4.7664	1.195757
Indiana	3	8,347,887.54	1.31%	34	4.4510	1.632130
							Office	15	273,418,463.74	43.03%	34	4.0954	2.006803
Louisiana	3	4,193,966.70	0.66%	33	4.3428	2.230100
							Retail	40	189,495,715.62	29.82%	33	4.6241	2.005152
Maryland	2	20,620,931.64	3.25%	33	4.5329	1.063474
							Self Storage	10	56,795,763.65	8.94%	33	4.9492	2.336717
Michigan	10	27,883,138.72	4.39%	33	4.8533	1.451791
							Totals	100	635,422,651.10	100.00%	33	4.4666	1.982377
Minnesota	1	10,665,621.94	1.68%	33	4.3428	2.230100

New Jersey	1	18,132,651.77	2.85%	34	4.6000	1.940400

New York	1	45,000,000.00	7.08%	33	3.7000	1.322300

North Carolina	1	9,689,113.97	1.52%	32	5.1000	1.588200

Ohio	6	32,907,567.28	5.18%	34	4.7614	1.524986

Oklahoma	1	2,392,422.68	0.38%	33	4.3427	2.230100

Oregon	1	3,625,669.00	0.57%	34	4.1390	2.576100

Pennsylvania	4	91,147,290.42	14.34%	34	4.3126	1.879403

Tennessee	1	875,416.26	0.14%	33	4.3427	2.230100

Texas	10	37,058,507.58	5.83%	33	4.6333	2.896342

Utah	1	6,470,620.35	1.02%	34	5.2200	3.297800

Virginia	6	30,966,747.14	4.87%	34	4.2613	2.226860

Wisconsin	5	14,765,262.11	2.32%	33	4.6639	1.854397

Totals	100	635,422,651.10	100.00%	33	4.4666	1.982377

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP
	4.000% or less	2	92,000,000.00	14.48%	34	3.6336	2.432113	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	144,600,000.00	22.76%	34	4.1740	2.194733	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	82,060,785.07	12.91%	33	4.3699	2.204594	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	94,101,752.94	14.81%	34	4.6418	1.223377	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	15	167,522,444.34	26.36%	33	4.8834	1.962020	49 months or greater	49	624,904,565.98	98.34%	33	4.4578	1.991842
	5.001% to 5.250%	3	18,415,551.07	2.90%	33	5.1458	2.133370	Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
	5.251% or greater	7	26,204,032.56	4.12%	32	5.3287	1.511079
	Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP
	58 months or less	49	624,904,565.98	98.34%	33	4.4578	1.991842	Interest Only	11	356,476,775.00	56.10%	33	4.2045	2.292874
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	38	268,427,790.98	42.24%	33	4.7942	1.592067
	Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	10,518,085.12	1.66%	34	4.9900	NAP			No outstanding loans in this group
Underwriter's Information		2	5,275,862.29	0.83%	33	4.8040	1.622822
	12 months or less	46	614,535,823.51	96.71%	33	4.4520	1.985062
	13 months to 24 months	1	5,092,880.18	0.80%	34	4.8000	3.192300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	635,422,651.10	100.00%	33	4.4666	1.982377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610949363	OF	Pittsburgh	PA	Actual/360	4.192%	256,294.22	0.00	0.00	N/A	06/11/29	--	71,000,000.00	71,000,000.00	08/11/26
2	883100995	OF	San Francisco	CA	Actual/360	3.570%	144,485.83	0.00	0.00	N/A	06/06/29	--	47,000,000.00	47,000,000.00	08/06/26
3	310946839	OF	New York	NY	Actual/360	3.700%	143,375.00	0.00	0.00	N/A	05/11/29	--	45,000,000.00	45,000,000.00	08/11/26
4	300571953	RT	Tucson	AZ	Actual/360	4.820%	186,775.00	0.00	0.00	N/A	05/06/29	--	45,000,000.00	45,000,000.00	08/06/26
6	883100989	Various Various		Various	Actual/360	4.343%	153,323.20	0.00	0.00	N/A	05/06/29	--	41,000,000.00	41,000,000.00	08/06/26
7	321950007	OF	Miramar	FL	Actual/360	4.175%	105,157.81	0.00	0.00	N/A	05/06/29	--	29,250,000.00	29,250,000.00	08/06/26
8	300571960	SS	Thousand Oaks	CA	Actual/360	5.000%	112,746.18	32,195.66	0.00	N/A	06/06/29	--	26,186,210.45	26,154,014.79	08/06/26
9	883101008	MF	Lakewood	OH	Actual/360	4.800%	102,488.28	36,548.04	0.00	N/A	06/06/29	--	24,795,551.42	24,759,003.38	08/06/26
10	321950010	OF	Chantilly	VA	Actual/360	4.150%	79,870.21	0.00	0.00	N/A	06/06/29	--	22,350,000.00	22,350,000.00	08/06/26
11	321950011	Various Various		Various	Actual/360	4.139%	78,411.06	0.00	0.00	N/A	06/06/29	--	22,000,000.00	22,000,000.00	08/06/26
12	310946838	OF	Woodcliff Lake	NJ	Actual/360	4.600%	72,029.47	51,505.75	0.00	N/A	06/11/29	--	18,184,157.52	18,132,651.77	08/11/26
13	300571964	MU	Los Angeles	CA	Actual/360	4.860%	75,330.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	08/06/26
14	321950014	OF	Columbia	MD	Actual/360	4.600%	59,865.56	25,105.25	0.00	N/A	04/06/29	--	15,113,324.20	15,088,218.95	08/06/26
15	883100992	OF	Phoenix	AZ	Actual/360	4.740%	51,096.57	23,152.31	0.00	N/A	06/06/29	--	12,518,555.69	12,495,403.38	08/06/26
16	883100990	MU	Philadelphia	PA	Actual/360	4.701%	52,309.81	20,828.29	0.00	N/A	06/06/29	--	12,921,569.27	12,900,740.98	08/06/26
17	300571955	RT	Various	CA	Actual/360	5.310%	34,032.56	12,554.02	0.00	N/A	05/01/29	--	7,442,878.71	7,430,324.69	08/01/26
18	300571954	RT	Compton	CA	Actual/360	5.310%	21,402.34	7,894.95	0.00	N/A	05/01/29	--	4,680,664.57	4,672,769.62	08/01/26
19	410949942	RT	Madera	CA	Actual/360	4.430%	47,169.85	21,049.22	0.00	N/A	05/11/29	--	12,365,211.35	12,344,162.13	08/11/26
20	321950020	RT	Taylor	MI	Actual/360	4.650%	48,464.32	21,146.65	0.00	N/A	06/11/29	--	12,103,473.43	12,082,326.78	08/11/26
21	300571962	RT	San Antonio	TX	Actual/360	4.350%	43,735.54	23,030.98	0.00	N/A	06/06/29	--	11,675,784.46	11,652,753.48	08/06/26
22	321950022	SS	El Paso	TX	Actual/360	5.000%	53,819.44	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	08/11/26
23	321950023	SS	Various	Various	Actual/360	4.990%	12,963.21	5,347.80	0.00	N/A	06/11/29	03/11/29	3,016,843.64	3,011,495.84	08/11/26
23A	321951023				Actual/360	4.990%	32,312.68	13,330.15	0.00	N/A	06/11/29	--	7,519,919.43	7,506,589.28	08/11/26
24	883100982	LO	Charlotte	NC	Actual/360	5.100%	42,626.45	17,098.03	0.00	N/A	04/06/29	--	9,706,212.00	9,689,113.97	08/06/26
25	321950025	LO	Williamsburg	VA	Actual/360	4.550%	33,822.87	15,818.07	0.00	N/A	06/11/29	--	8,632,565.21	8,616,747.14	08/11/26
26	600949793	RT	Chandler	AZ	Actual/360	4.930%	30,285.40	12,851.29	0.00	N/A	05/11/29	--	7,133,902.63	7,121,051.34	08/11/26
27	310949287	LO	Orem	UT	Actual/360	5.220%	29,135.06	11,040.27	0.00	N/A	06/11/29	--	6,481,660.62	6,470,620.35	08/11/26
29	300571965	RT	Gaithersburg	MD	Actual/360	4.350%	20,765.58	10,935.07	0.00	N/A	06/06/29	--	5,543,647.76	5,532,712.69	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	321950030	RT	Canton Township	MI	Actual/360	4.950%	23,326.51	9,767.23	0.00	N/A	06/06/29	--	5,472,494.37	5,462,727.14	08/06/26
31	321950031	RT	Green Cove Springs FL		Actual/360	4.800%	21,407.34	9,482.33	0.00	N/A	06/06/29	--	5,179,194.99	5,169,712.66	08/06/26
32	321950032	LO	Milan	OH	Actual/360	4.800%	21,089.18	9,341.41	0.00	N/A	06/06/29	--	5,102,221.59	5,092,880.18	08/06/26
33	300571961	OF	King of Prussia	PA	Actual/360	4.950%	23,381.34	7,310.43	0.00	N/A	06/06/29	--	5,485,358.40	5,478,047.97	08/06/26
35	410947763	SS	Redford	MI	Actual/360	5.350%	21,968.48	6,510.62	0.00	N/A	01/11/29	--	4,768,556.53	4,762,045.91	08/11/26
36	321950036	RT	Rib Mountain	WI	Actual/360	5.330%	19,034.78	10,801.67	0.00	N/A	05/06/29	--	4,147,262.78	4,136,461.11	08/06/26
37	321950037	SS	Bloomington	IN	Actual/360	4.470%	16,506.17	7,729.24	0.00	N/A	06/11/29	--	4,288,244.37	4,280,515.13	08/11/26
38	300571963	RT	Garland	TX	Actual/360	4.350%	13,741.54	7,236.25	0.00	N/A	06/06/29	--	3,668,487.57	3,661,251.32	08/06/26
39	321950039	MH	Clearlake	CA	Actual/360	4.650%	14,568.14	6,830.79	0.00	N/A	06/11/29	--	3,638,245.05	3,631,414.26	08/11/26
40	321950040	SS	Bloomington	IN	Actual/360	4.470%	13,841.11	6,481.29	0.00	N/A	06/11/29	--	3,595,871.61	3,589,390.32	08/11/26
41	321950041	MH	Various	Various	Actual/360	4.900%	8,024.02	2,590.51	0.00	N/A	04/06/29	--	1,901,677.80	1,899,087.29	08/06/26
41A	321950141				Actual/360	4.900%	8,024.02	2,590.51	0.00	N/A	04/06/29	--	1,901,677.80	1,899,087.29	08/06/26
42	883100993	MF	Sparta	WI	Actual/360	4.530%	13,731.33	5,463.39	0.00	N/A	06/06/29	--	3,520,101.80	3,514,638.41	08/06/26
43	321950043	MH	Dover	FL	Actual/360	5.000%	14,667.63	5,194.77	0.00	N/A	06/11/29	--	3,406,676.43	3,401,481.66	08/11/26
44	410948772	RT	Norco	CA	Actual/360	4.980%	14,931.82	4,349.78	0.00	N/A	04/11/29	--	3,481,963.07	3,477,613.29	08/11/26
46	410949691	RT	Richardson	TX	Actual/360	4.750%	13,811.95	0.00	0.00	N/A	05/11/29	--	3,376,775.00	3,376,775.00	07/11/26
47	410949243	OF	Ann Arbor	MI	Actual/360	4.620%	9,933.20	4,711.25	0.00	N/A	06/11/29	--	2,496,825.50	2,492,114.25	08/11/26
48	321950048	MH	Mesa	AZ	Actual/360	5.400%	11,340.10	4,102.00	0.00	N/A	03/11/29	--	2,438,730.79	2,434,628.79	08/11/26
49	321950049	RT	Vacaville	CA	Actual/360	5.130%	9,982.34	3,909.92	0.00	N/A	06/11/29	--	2,259,726.67	2,255,816.75	08/11/26
50	321950050	SS	Manteca	CA	Actual/360	4.800%	8,725.79	3,341.51	0.00	N/A	06/11/29	--	2,111,078.86	2,107,737.35	08/11/26
52	300571949	SS	Marco Island	FL	Actual/360	4.720%	7,207.85	2,669.12	0.00	N/A	05/06/29	--	1,773,391.14	1,770,722.02	08/06/26
53	321950053	SS	Jefferson	GA	Actual/360	5.330%	7,500.27	2,807.36	0.00	N/A	02/11/29	--	1,634,145.49	1,631,338.13	08/11/26
54	321950054	MH	Pleasanton	TX	Actual/360	5.280%	5,175.96	1,943.75	0.00	N/A	04/11/29	--	1,138,408.06	1,136,464.31	08/11/26
Totals							2,446,014.37	486,596.93	0.00				635,909,248.03	635,422,651.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,100,472.55	12,579,464.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,016,959.26	4,042,124.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,523,050.00	1,017,976.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,909,833.56	1,551,538.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,146,105.74	2,571,968.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,804,477.02	1,292,121.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,026,235.66	747,031.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,930,481.58	477,756.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,247,300.00	2,823,479.27	10/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,721,017.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,203,831.27	1,537,647.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,877,087.55	460,028.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,574,387.00	483,724.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(21,757.53)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,170,391.58	307,199.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	685,125.84	171,281.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	458,040.24	114,510.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,001,763.70	1,125,505.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,452,787.52	553,034.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,003,855.49	426,936.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,672,144.24	1,401,824.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	5,353,953.62	5,588,356.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,099,508.88	1,085,698.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	966,794.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,749,364.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	693,261.00	178,690.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	641,688.29	213,980.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	753,714.55	344,243.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,313,982.81	1,295,170.75	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	669,522.14	114,735.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	533,448.85	142,593.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	471,507.97	227,572.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	443,706.86	103,345.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	665,082.27	178,015.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	327,105.45	97,607.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	416,304.85	222,274.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	4,121,676.00	4,334,744.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	450,163.05	220,999.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	317,705.16	207,260.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	564,546.20	134,662.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	13,797.41	13,797.41	0.00	0.00
47	235,374.56	43,675.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	404,095.57	122,313.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	316,737.13	51,120.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	303,038.75	148,710.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	311,752.79	83,580.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	263,970.84	68,043.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	163,812.79	64,823.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	111,055,408.83	48,957,371.33				0.00	0.00	13,797.41	13,797.41	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466642%	4.426867%	33
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466884%	4.427123%	34
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467145%	4.427400%	35
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467384%	4.427653%	36
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467643%	4.427927%	37
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467879%	4.446597%	38
02/18/26	0	0.00	1	3,045,327.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468175%	4.446894%	39
01/16/26	0	0.00	1	3,050,530.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468409%	4.447128%	40
12/17/25	1	3,055,711.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468640%	4.447360%	41
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468891%	4.447611%	42
10/20/25	1	3,376,775.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469120%	4.447841%	43
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469369%	4.448089%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
46	410949691	07/11/26	0	B	13,797.41	13,797.41	0.00	3,376,775.00	06/25/25	9
Totals					13,797.41	13,797.41	0.00	3,376,775.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		635,422,651	635,422,651		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	635,422,651	635,422,651	0	0	0	0
Jul-26	635,909,248	635,909,248	0	0	0	0
Jun-26	636,431,034	636,431,034	0	0	0	0
May-26	636,913,494	636,913,494	0	0	0	0
Apr-26	637,431,291	637,431,291	0	0	0	0
Mar-26	637,909,647	637,909,647	0	0	0	0
Feb-26	638,498,417	635,453,089	0	3,045,328	0	0
Jan-26	638,972,392	635,921,862	0	3,050,531	0	0
Dec-25	639,444,424	636,388,713	3,055,711	0	0	0
Nov-25	639,952,171	639,952,171	0	0	0	0
Oct-25	640,420,183	637,043,408	3,376,775	0	0	0
Sep-25	640,924,056	640,924,056	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100995	47,000,000.00	47,000,000.00	217,000,000.00	04/29/19	3,953,016.25	3.49470	03/31/26	06/06/29	I/O
46	410949691	3,376,775.00	3,376,775.00	3,440,000.00	10/19/25	296,525.28	1.81000	--	05/11/29	I/O
Totals		50,376,775.00	50,376,775.00	220,440,000.00		4,249,541.53

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100995	OF	CA	03/24/26	13

Special servicer and the borrower parties have executed a pre-negotiation letter, and borrower and lender parties have exchanged multiple restructuring proposals in light of the anticipated lease expiration dates for Amazon.com and New Relic

Inc. Special servicer is evaluating borrower's most recent proposal in order to determine the most appropriate next steps.

46	410949691	RT	TX	06/25/25	9
Loan transfer due to imminent monetary default on 6/25/2025 and related to cash management implementation. Updated third party reports received. Special servicer is monitoring loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	321950025	0.00	4.55000%	0.00	4.55000%	2	12/03/21	09/11/21	--
25	321950025	0.00	4.55000%	0.00	4.55000%	2	01/11/22	09/11/21	12/03/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	321950028 06/17/21	6,501,777.24	7,800,000.00	6,911,933.50	311,265.82	5,906,046.00	5,594,780.18	906,997.06	0.00	(311.99)	907,309.05	13.55%
34	300571952 05/17/21	5,548,716.20	9,000,000.00	5,729,014.10	500,216.08	5,729,014.10	5,228,798.02	319,918.18	0.00	34,383.38	285,534.80	5.00%
51	300571938 08/17/21	2,010,261.33	1,800,000.00	2,284,866.67	498,678.30	1,876,954.57	1,378,276.27	631,985.06	0.00	31,088.00	600,897.06	28.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,060,754.77	18,600,000.00	14,925,814.27	1,310,160.20	13,512,014.67	12,201,854.47	1,858,900.30	0.00	65,159.39	1,793,740.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	(631,985.06)
		08/17/21	0.00	0.00	0.00	631,985.06	0.00	(631,985.06)	0.00	0.00
28	321950028	01/18/22	0.00	0.00	907,309.05	0.00	311.99	(311.99)	0.00	0.00	906,997.06
		11/18/21	0.00	0.00	907,309.05	0.00	0.00	311.99	0.00	0.00
		06/17/21	0.00	0.00	906,997.06	0.00	0.00	906,997.06	0.00	0.00
34	300571952	08/17/22	0.00	0.00	285,534.80	0.00	0.00	(34,383.38)	0.00	0.00	285,534.80
		05/17/21	0.00	0.00	319,918.18	0.00	0.00	319,918.18	0.00	0.00
51	300571938	07/17/23	0.00	0.00	600,897.06	0.00	0.00	(5,618.25)	0.00	0.00	600,897.06
		12/16/22	0.00	0.00	606,515.31	0.00	0.00	(25,469.75)	0.00	0.00
		08/17/21	0.00	0.00	631,985.06	0.00	0.00	631,985.06	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,793,740.91	631,985.06	311.99	1,161,443.86	0.00	0.00	1,161,443.86

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	10,118.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76.69	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,618.06	0.00	0.00	0.00	0.00	0.00	76.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,694.75

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the WFCM 2019-C51 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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